STOCK-BASED COMPENSATION (Details Narrative) - Ensysce Biosciences, Inc [Member] - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		71,813,169	86,858,704				43,544,606
Stock options granted		2,000,000	45,300,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 178,679	$ 6,035,433
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 0	$ 0
Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested			45,300,000
Option Valuation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options		$ 0.14	$ 0.13
Unrecognized share-based compensation cost		$ 159,453	$ 48,438
Expected to be recognized over weighted average period		2 years 4 months 17 days
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			10,100,000
Chief Executive Officer [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			10,100,000
Directors and Consultants [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			35,200,000
Board of Directors [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted		2,000,000
Stock options vested period		3 years
Stock options exercise price		$ 0.22
2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				100,000,000
2016 Stock Incentive Plan [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		61,265,500	78,265,500
2016 Stock Incentive Plan [Member] | Board and Stockholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					100,000,000	75,000,000
2019 Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	2,500,000
2019 Directors Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		2,300,000	300,000
Legacy Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		8,247,669	8,293,204